Loans Receivable (including Covered Loans) - Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 9,346,474
Financing receivable, recorded investment, current	9,263,876
Financing receivable, recorded investment, past due	$ 82,598
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.88%	1.44%
Ratio of past due to total loans, net of charge-offs and LIPs, current	99.12%
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.88%
Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 21,212
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.23%
Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 9,198
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.10%
Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 52,188
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.56%
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 9,073,176
Financing receivable, recorded investment, current	8,997,648
Financing receivable, recorded investment, past due	$ 75,528
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.83%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 5,655,928
Financing receivable, recorded investment, current	5,590,673
Financing receivable, recorded investment, past due	$ 65,255
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.15%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 130,121
Financing receivable, recorded investment, current	130,121
Financing receivable, recorded investment, past due	$ 0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 205,692
Financing receivable, recorded investment, current	204,168
Financing receivable, recorded investment, past due	$ 1,524
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.74%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 75,661
Financing receivable, recorded investment, current	74,737
Financing receivable, recorded investment, past due	$ 924
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.22%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 104,494
Financing receivable, recorded investment, current	102,045
Financing receivable, recorded investment, past due	$ 2,449
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.34%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 1,068,038
Financing receivable, recorded investment, current	1,065,667
Financing receivable, recorded investment, past due	$ 2,371
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.22%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 893,072
Financing receivable, recorded investment, current	892,180
Financing receivable, recorded investment, past due	$ 892
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.10%
Non-acquired loans | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 617,545
Financing receivable, recorded investment, current	616,602
Financing receivable, recorded investment, past due	$ 943
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.15%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 127,648
Financing receivable, recorded investment, current	127,196
Financing receivable, recorded investment, past due	$ 452
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.35%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 194,977
Financing receivable, recorded investment, current	194,259
Financing receivable, recorded investment, past due	$ 718
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.37%
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 20,341
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	17,305
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	791
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	406
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	689
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	259
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	131
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	93
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	174
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	493
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	9,104
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	7,757
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	270
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	399
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	454
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	27
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	27
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	170
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	46,083
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	40,193
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	463
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	518
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	1,361
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	1,658
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	761
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	823
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	251
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	55
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	57,682
Financing receivable, recorded investment, current	56,559
Financing receivable, recorded investment, past due	$ 1,123
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.95%
Acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 356
Acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	767
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	139,726
Financing receivable, recorded investment, current	138,940
Financing receivable, recorded investment, past due	$ 786
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.56%
Credit-impaired acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 243
Credit-impaired acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	4
Credit-impaired acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	539
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	75,890
Financing receivable, recorded investment, current	70,729
Financing receivable, recorded investment, past due	$ 5,161
Ratio of past due loans to total loans, net of charge-offs and LIPs	6.80%
Covered Loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 272
Covered Loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	90
Covered Loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 4,799